Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	May 03, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of exceptional items [line items]
Exceptional items net		$ 1,074	$ 5,480	$ 1,301
BHP Mitsui Coal Pty Ltd [member]
Disclosure of exceptional items [line items]
Group's interest			80.00%
Samarco dam failure [member]
Disclosure of exceptional items [line items]
Exceptional items net		1,063	$ 1,158	176
Cerro Colorado impairment [Member]
Disclosure of exceptional items [line items]
Exceptional items net				$ 492
Current environmental licence, Expiry date				CY2023
New South Wales Energy Coal [member]
Disclosure of exceptional items [line items]
Exceptional items net			1,704
Cerrejón [Member]
Disclosure of exceptional items [line items]
Exceptional items net			470
Impairment of Potash assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net			$ 1,787
Impairment of US Deferred Tax Assets [Member]
Disclosure of exceptional items [line items]
Exceptional items net		423
BHP Mitsui Coal or BMC Gain on Disposal [Member]
Disclosure of exceptional items [line items]
Exceptional items net		$ (840)
BHP Mitsui Coal or BMC Gain on Disposal [Member] | BHP Mitsui Coal Pty Ltd [member]
Disclosure of exceptional items [line items]
Cash flows from losing control of subsidiaries or other businesses	$ 1,100
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment	218
Deferred Consideration receivable on divestiture of interest in a subsidiary	100
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary	$ 150
Group's interest	80.00%
Cash due period	6 months
Price linked earn out payable year		2024 calendar year
Deferred Price Linked Earnout Discounted on Divestiture of Interest in a Subsidiary	$ 122